Leases - Schedule of Future Lease Payments Under Operating Leases (Details)	Dec. 31, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 10,634,315
2027	10,834,225
2028	10,899,372
2029	11,448,081
2030	1,887,772
Total lease payments	45,703,765
Less: imputed interest	(4,807,360)
Present value of lease liabilities	$ 40,896,405